Equity - Summary of Common Stock Purchases (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Shares of common stock purchased	213	307	150
Cost of purchase	$ 8,865	$ 12,198	$ 5,000